Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	47
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$355,897.33

Principal:
Principal Collections	$6,528,857.36
Prepayments in Full	$2,171,386.45
Liquidation Proceeds	$74,482.13
Recoveries	$52,633.34
Sub Total	$8,827,359.28
Collections	$9,183,256.61

Purchase Amounts:
Purchase Amounts Related to Principal	$116,599.14
Purchase Amounts Related to Interest	$528.54
Sub Total	$117,127.68

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$9,300,384.29

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	47
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$9,300,384.29
Servicing Fee	$83,192.49	$83,192.49	$0.00	$0.00	$9,217,191.80
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$9,217,191.80
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$9,217,191.80
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$9,217,191.80
Interest - Class A-4 Notes	$3,845.71	$3,845.71	$0.00	$0.00	$9,213,346.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,213,346.09
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$9,175,520.67
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,175,520.67
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$9,145,702.67
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,145,702.67
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$9,104,922.17
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,104,922.17
Regular Principal Payment	$8,834,668.06	$8,834,668.06	$0.00	$0.00	$270,254.11
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$270,254.11
Residual Released to Depositor	$0.00	$270,254.11	$0.00	$0.00	$0.00
Total		$9,300,384.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$8,834,668.06
Total					$8,834,668.06
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$5,916,480.63	$55.37	$3,845.71	$0.04	$5,920,326.34	$55.41
Class B Notes	$2,918,187.43	$73.93	$37,825.42	$0.96	$2,956,012.85	$74.89
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$8,834,668.06	$6.58	$112,269.63	$0.08	$8,946,937.69	$6.66

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	47

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$5,916,480.63	0.0553718	$0.00	0.0000000
Class B Notes	$39,470,000.00	1.0000000	$36,551,812.57	0.9260657
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$98,006,480.63	0.0730280	$89,171,812.57	0.0664450

Pool Information
Weighted Average APR	4.454%	4.488%
Weighted Average Remaining Term	17.99	17.34
Number of Receivables Outstanding	14,543	13,814
Pool Balance	$99,830,993.43	$90,764,117.78
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$98,006,480.63	$89,171,812.57
Pool Factor	0.0737628	0.0670635

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$1,592,305.21
Targeted Overcollateralization Amount	$1,592,305.21
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$1,592,305.21

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	47
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		119	$175,550.57
(Recoveries)		100	$52,633.34
Net Loss for Current Collection Period			$122,917.23
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.4775%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.5484%
Second Preceding Collection Period			0.5493%
Preceding Collection Period			0.9584%
Current Collection Period			1.5478%
Four Month Average (Current and Preceding Three Collection Periods)			0.9010%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,959	$9,395,607.17
(Cumulative Recoveries)			$1,721,072.05
Cumulative Net Loss for All Collection Periods			$7,674,535.12
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5671%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,894.66
Average Net Loss for Receivables that have experienced a Realized Loss			$1,547.60

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.65%	351	$3,311,324.25
61-90 Days Delinquent	0.29%	23	$260,705.79
91-120 Days Delinquent	0.04%	3	$40,228.66
Over 120 Days Delinquent	0.72%	53	$653,685.60
Total Delinquent Receivables	4.70%	430	$4,265,944.30

Repossession Inventory:
Repossessed in the Current Collection Period		6	$87,285.27
Total Repossessed Inventory		12	$172,122.13

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6433%
Preceding Collection Period			0.6739%
Current Collection Period			0.5719%
Three Month Average			0.6297%

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	47

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer